PROPERTY, PLANTS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Cost:
Property, Plant and Equipment, Gross	$ 25,863	$ 45,440
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	11,664	25,314
Total	14,199	20,126	[1]
Computers and Equipment [Member]
Cost:
Property, Plant and Equipment, Gross	9,604	24,847
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	3,458	15,202
Motor Vehicles [Member]
Cost:
Property, Plant and Equipment, Gross	248	255
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	156	133
Building [Member]
Cost:
Property, Plant and Equipment, Gross	2,918	2,928
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	1,869	1,787
Leasehold Improvements [Member]
Cost:
Property, Plant and Equipment, Gross	13,093	17,410
Accumulated depreciation:
Accumulated Depreciation, Property, Plant, and Equipment	$ 6,181	$ 8,192

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).